INCOME TAXES (Significant components of deferred income tax assets and liabilities) (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ (105,700)	$ (102,700)
Net deferred tax assets	16,000	17,726
Deferred income taxes	16,000	17,726	$ 17,689
Before Offset Amount [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	(105,658)	(102,749)
Net deferred tax assets	54,348	52,394
Deferred tax liabilities	(38,348)	(34,668)
Deferred income taxes	16,000	17,726
Before Offset Amount [Member] | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	160,006	155,143
Before Offset Amount [Member] | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	111,792	102,138
Before Offset Amount [Member] | Non-deductible reserves and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	14,837	26,304
Before Offset Amount [Member] | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	19,761	16,434
Deferred tax liabilities	(38,348)	(34,668)
Before Offset Amount [Member] | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,189	7,730
Before Offset Amount [Member] | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 3,427	$ 2,537